Impairment Losses - Summary of Impairment Losses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Abstract]
Intangible assets	$ 5,296,000	$ 142,609,000
Capital assets	7,070,000	5,689,000
Option to purchase equipment		653,000
Investment in an associate		1,182,000
Deferred revenue		(181,000)
Impairment loss	$ 12,366,000	$ 149,952,000	$ 0